Expenses by Nature - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses by nature [abstract]
Annual profit shared as employee compensation	10.00%
Annual profit shared as director's remuneration	1.00%
Accrued employee compensation (bonus)	$ 917,496	$ 1,271,115	$ 1,128,007
Accrued directors' remuneration	$ 91,750	$ 127,111	$ 112,801